Share-based compensation (Details) - Restricted Share Unit $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended				73 Months Ended
	Dec. 15, 2014 $ / shares shares	Mar. 31, 2017 USD ($) shares	Mar. 31, 2017 CNY (¥) shares	Mar. 31, 2016 CNY (¥) shares	Mar. 31, 2015 CNY (¥)	Mar. 31, 2017 shares
Share-based compensation
Term of RSU Scheme						10 years
Shares granted in period	7,300,000
Number of equivalent shares	1
Fair value of each RSU | $ / shares	$ 4.15
Outstanding RSUs (in shares)		7,300,000	7,300,000	7,300,000		7,300,000
Exercisable RSUs (in shares)		0	0	0		0
Weighted average remaining contract life		1 year	1 year	2 years
Total share-based compensation expense		$ 9,042	¥ 62,241	¥ 58,684	¥ 16,535
Direct costs
Share-based compensation
Total share-based compensation expense		227	1,565	1,475	416
Sales and marketing
Share-based compensation
Total share-based compensation expense		2,529	17,408	16,413	4,624
General and administrative
Share-based compensation
Total share-based compensation expense		$ 6,286	¥ 43,268	¥ 40,796	¥ 11,495